Property, Plant and Equipment and Investment Property - Summary Of Property, Plant and Equipment and Investment Property (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	£ 296	£ 310
Ending Balance	293	296
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	967	1,006
Exchange differences	5	(35)
Additions	77	81
Disposals of businesses (note 31)	0	(9)
Disposals and retirements	(139)	(76)
Reclassifications and transfers	0	0
Ending Balance	910	967
Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(671)	(696)
Exchange differences	(6)	28
Charge for the year	(76)	(79)
Disposals of businesses (note 31)	0	4
Disposals and retirements	137	74
Reclassifications and transfers	0	0
Impairment	(1)	(2)
Ending Balance	(617)	(671)
Investment property [member] | Owned assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	79	60
Ending Balance	77	79
Investment property [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals of businesses (note 31)	0
Investment property [member] | Cost [member] | Owned assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	214	190
Exchange differences	0	0
Additions	7	24
Disposals of businesses (note 31)		0
Disposals and retirements	0	0
Reclassifications and transfers	0	0
Ending Balance	221	214
Investment property [member] | Depreciation [member] | Owned assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(135)	(130)
Exchange differences	0	0
Charge for the year	(8)	(5)
Disposals of businesses (note 31)	0	0
Disposals and retirements	0	0
Reclassifications and transfers	0	0
Impairment	(1)	0
Ending Balance	(144)	(135)
Right-of-use assets [member] | Owned assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	108	125
Ending Balance	111	108
Right-of-use assets [member] | Cost [member] | Owned assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	342	359
Exchange differences	2	(14)
Additions	39	27
Disposals of businesses (note 31)	0	0
Disposals and retirements	(33)	(30)
Reclassifications and transfers	0	0
Ending Balance	350	342
Right-of-use assets [member] | Depreciation [member] | Owned assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(234)	(234)
Exchange differences	(2)	12
Charge for the year	(35)	(39)
Disposals of businesses (note 31)	0	0
Disposals and retirements	32	29
Reclassifications and transfers	0	0
Impairment	0	(2)
Ending Balance	(239)	(234)
Land and buildings [member] | Owned assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	40	45
Ending Balance	38	40
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals of businesses (note 31)	0
Land and buildings [member] | Cost [member] | Owned assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	165	178
Exchange differences	1	(9)
Additions	0	0
Disposals of businesses (note 31)		(4)
Disposals and retirements	(22)	(10)
Reclassifications and transfers	7	10
Ending Balance	151	165
Land and buildings [member] | Depreciation [member] | Owned assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(125)	(133)
Exchange differences	(2)	6
Charge for the year	(8)	(10)
Disposals of businesses (note 31)	0	2
Disposals and retirements	22	10
Reclassifications and transfers	0	0
Impairment	0	0
Ending Balance	(113)	(125)
Plant and equipment [member] | Owned assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	60	58
Ending Balance	58	60
Plant and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals of businesses (note 31)	0
Plant and equipment [member] | Cost [member] | Owned assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	237	257
Exchange differences	1	(11)
Additions	4	6
Disposals of businesses (note 31)		(3)
Disposals and retirements	(84)	(36)
Reclassifications and transfers	21	24
Ending Balance	179	237
Plant and equipment [member] | Depreciation [member] | Owned assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(177)	(199)
Exchange differences	(2)	10
Charge for the year	(25)	(25)
Disposals of businesses (note 31)	0	2
Disposals and retirements	83	35
Reclassifications and transfers	0	0
Impairment	0	0
Ending Balance	(121)	(177)
Assets in course of construction [member] | Owned assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	9	22
Ending Balance	9	9
Assets in course of construction [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals of businesses (note 31)	0
Assets in course of construction [member] | Cost [member] | Owned assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	9	22
Exchange differences	1	(1)
Additions	27	24
Disposals of businesses (note 31)		(2)
Disposals and retirements	0	0
Reclassifications and transfers	(28)	(34)
Ending Balance	9	9
Assets in course of construction [member] | Depreciation [member] | Owned assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0	0
Exchange differences	0	0
Charge for the year	0	0
Disposals of businesses (note 31)	0	0
Disposals and retirements	0	0
Reclassifications and transfers	0	0
Impairment	0	0
Ending Balance	£ 0	£ 0